Finance income (Tables)	3 Months Ended
Mar. 31, 2024
Finance income.
Schedule of finance income

	Three months ended
	March 31,	March 31,
	2024	2023
	$’000	$’000

Fair value gain on embedded options and interest rate caps	6,825	—
Interest income - bank deposits	3,981	6,498
Net foreign exchange gain arising from derivative instruments - unrealized	—	330
	10,806	6,828